Financial Instruments - Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement of Comprehensive Income / (loss) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative
Total	$ (1,926)	$ (10,430)	$ 1,235
Interest and finance costs, net
Derivative
Interest rate swaps	(24)	(1,272)	1,012
Bunker swaps	(1,206)	(10,402)	223
Bunker put options	564	1,244	0
Bunker call options	$ (1,260)	$ 0	$ 0